Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carryforwards	$ 33,537	$ 26,402
Depreciation and amortization	54,815	0
Accrued payroll expenses	9,086	7,048
Deferred revenue	19,107	6,184
Other	1,187	13
Deferred tax assets	117,732	39,647
Less: valuation allowance	(78,328)	(14,999)
Total deferred tax assets	39,404	24,648
Deferred tax liabilities:
Depreciation and amortization	0	(958)
Deferred expenses	(21,937)	(12,309)
Other	(1,220)	(32)
Total deferred tax liabilities	(23,157)	(13,299)
Net deferred tax assets	$ 16,247	$ 11,349